Pledged Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Line Items]
Trade accounts and notes receivable	¥ 31,318	¥ 25,528
Inventories	12,908	11,154
Property, plant and equipment	58,504	26,169
Finance subsidiaries-receivables	¥ 883,776	¥ 724,399